Real Estate Owned (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Real Estate Owned [Abstract]
Summary of real estate owned

Real estate owned is summarized as follows:

	March 31,	December 31,
	2013	2012
	(In Thousands)

One- to four-family	$15,348	17,353
Over four-family	7,849	9,890
Construction and land	6,048	7,029
Commercial real estate	1,554	1,702
	$30,799	35,974

The following table presents the activity in the Company’s real estate owned:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Real estate owned at beginning of the period	$35,974	56,670
Transferred from loans receivable	2,734	6,349
Sales	(7,680)	(6,122)
Write downs	(480)	(875)
Other	251	(12)
Real estate owned at the end of the period	$30,799	56,010

Real estate owned is summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

One- to four-family	$17,353	27,449
Over four-family	9,890	16,231
Construction and land	7,029	8,796
Commercial real estate	1,702	4,194
	$35,974	56,670

The following table presents the activity in real estate owned:

	Year Ended December 31,
	2012	2011
	(In Thousands)

Real estate owned at beginning of period	$56,670	57,752
Transferred in from loans receivable	22,282	28,259
Sales	(35,159)	(22,432)
Write downs	(7,562)	(6,825)
Other activity	(257)	(84)
Real estate owned at end of period	$35,974	56,670